Other Long-Term Obligations	12 Months Ended
Apr. 24, 2016
Other Long-Term Obligations
Other Long-Term Obligations

8. Other Long-Term Obligations

Nemacolin Woodlands Resort—We entered into agreements with Nemacolin Woodland Resort (“Resort”) in Pennsylvania to construct and manage a casino, which we opened in July 2013. Under terms of the agreements, the Resort provided land, land improvements and a building for the casino property. The Company was deemed, for accounting purposes only, to be the owner of these assets provided by the Resort during the construction and casino operating periods due to our continuing involvement. Therefore, we are accounting for the transaction using the direct financing method. As of April 24, 2016, in accordance with ASC 840, we have recorded property and equipment, net of accumulated depreciation, of $5,626, and a liability of $6,100 in other long-term obligations related to the agreement.

The other long-term obligations will be reflected in our consolidated balance sheets until completion of the management agreement, at which time the related fixed assets, net of accumulated depreciation, will be removed from our consolidated financial statements and the net remaining obligation over the net carrying value of the associated fixed asset will be recognized as a gain (loss) on the sale of the facility.

Quad-Cities Waterfront Convention Center—We entered into agreements with the City of Bettendorf, Iowa under which the City constructed a convention center which opened in January 2009, adjacent to our hotel. We lease, manage, and provide financial and operating support for the convention center. The Company was deemed, for accounting purposes only, to be the owner of the convention center during the construction period. Upon completion of the convention center we were precluded from accounting for the transaction as a sale and leaseback due to our continuing involvement. Therefore, we are accounting for the transaction using the direct financing method. Under the terms of our agreements for the convention center, we have guaranteed certain obligations related to notes issued by the City of Bettendorf, Iowa for the convention center.

On May 4, 2015, we made a payment of approximately $9,400 related to the notes issued by the City per the terms of our agreement with borrowings from our Credit Facility. With this prepayment, we have fulfilled our financial obligation related to the Convention Center and have no future payments under this long-term obligation. The remaining balance of the long-term obligation will remain on our consolidated balance sheet until completion of the lease agreement, at which time the related fixed assets, net of accumulated depreciation, and the net remaining obligation over the net carrying value of the associated fixed assets will be recognized as a gain on sale of the facility. As of April 24, 2016, we have recorded in other long-term obligations $7,812 related to our liability under ASC 840 related to the convention center.